[Logo]FORUM
FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                       April 5, 2001

              VIA EDGAR

              Securities and Exchange Commission
              Office of Document Control
              450 Fifth Street, N.W.
              Washington, D.C. 20549

               Re:   Forum Funds
                     File Nos.  2-67052; 811-3023
                         CIK:  0000315774


              Ladies and Gentlemen:

                         On behalf of Forum Funds, a Delaware business trust
              (the "Trust"), and pursuant to Rule 497( j ) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus and Statement of Additional Information dated April 1, 2001, that would have been filed under rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Registration Statement of the Trust. The most recent amendment to the Registration Statement of the Trust was filed electronically by EDGAR on April 3, 2001 accession number 0001004402-01-000118.

                         If you have any questions concerning this filing,
              please do not hesitate to call me collect at (207) 822-6670.

                                          Sincerely,

                                          /s/ Leslie K. Klenk

                                          Leslie K. Klenk
                                          Counsel

              Enclosure


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